Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,030,000.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,030,000.00
Final Prospectus	true